Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Text Block] (Tables)	6 Months Ended
Sep. 30, 2015
Text Block [Abstract]
Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged [Table Text Block]

	September 30, 2015
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥5,458	¥15,010	¥1,599	¥2,351	¥24,418
Payables under securities lending transactions	6,310	2,752	24	—	9,086
Obligations to return securities received as collateral	2,991	45	—	6	3,042

Total	¥14,759	¥17,807	¥1,623	¥2,357	¥36,546

Secured Borrowing by the Class of Collateral Pledged [Table Text Block]

	September 30, 2015
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral
	(in billions)
Japanese national government and Japanese government agency bonds	¥1,550	¥8,689	¥2,246
Foreign governments and official institutions bonds	17,494	1	638
Corporate bonds	946	2	52
Residential mortgage-backed securities	2,437	—	—
Other debt securities	1,068	—	—
Marketable equity securities	197	393	106
Others	726	1	—

Total	¥24,418	¥9,086	¥3,042